Trade and other payables: amounts falling due after more than one year (Tables)	6 Months Ended
Jun. 30, 2021
Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Payables

	30 June 2021	31 December 2020
	£m	£m
Payments due to vendors (earnout agreements)	69.5	56.5
Liabilities in respect of put option agreements with vendors	245.9	101.4
Fair value of derivatives	38.2	11.2
Other creditors and accruals	78.3	144.4
	431.9	313.5

Trade and Other Payable [member]
Statement [LineItems]
Maturity Analysis for Non-derivative Financial Liabilities
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2021	31 December 2020
	£m	£m
Within one year	83.7	57.8
Between 1 and 2 years	20.5	17.2
Between 2 and 3 years	18.4	6.0
Between 3 and 4 years	19.4	30.5
Between 4 and 5 years	11.2	2.8
	153.2	114.3